United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave, Suite 120, Milwaukee, WI 53202
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
205 E. Wisconsin Ave
Suite 120
Milwaukee, WI 53202
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2010) (unaudited)

Common Stock (81.2% OF Total Investments)
Industry	Shares	Cost	Market Value
Consumer
Colgate-Palmolive Co.	12,000	417,940	1,023,120
PepsiCo Inc.	15,000	467,651	992,400
			$2,015,520	(9.1%)
Data Processing
Automatic Data Processing, Inc.	24,000	882,292	1,067,280
Paychex Inc.	34,000	907,967	1,044,480
Total Systems Services, Inc.	13,065	177,851	204,598
			$2,316,358	(10.4%)
Drug/Medical Device
Alcon Inc.	5,000	767,416	807,800
Johnson & Johnson	15,000	614,274	978,000
Medtronic, Inc.	17,000	850,214	765,510
Pfizer Inc.	38,737	522,042	664,340
Stryker Corp.	22,000	180,012	1,258,840
			$4,474,490	(20.1%)
Industrial
General Electric Co.	35,000	677,544	637,000
Graco Inc.	13,750	349,686	440,000
Manitowoc Company Inc.	75,000	462,150	975,000
Sigma Aldrich Corp.	16,000	498,184	858,560
Waters Corp.*	6,000	302,341	405,240
			$3,315,800	(14.9%)
Mutual Fund Managers
Eaton Vance Corp.	25,000	601,064	838,500
			$838,500	(3.8%)
Insurance
AFLAC Inc.	16,500	79,484	895,785
			$895,785	(4.0%)
Retail/Distribution
Cabela's Inc.*	30,000	390,195	524,700
The Home Depot, Inc.	32,500	1,071,197	1,051,375
Lowe's Companies Inc.	35,000	708,771	848,400
Sysco Corp.	27,000	309,199	796,500
			$3,220,975	(14.5%)
Closed-End Fund
Claymore Dividend Income Fund	68,000	934,658	954,040
			$954,040	(4.3%)

Total common stock investments			$18,031,468

Cash and cash equivalents (18.8% of total investments)			4,175,250

Total investments			$22,206,718

All other assets less liabilities			542,816

Total net assets			$22,749,534

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2010:

Gross unrealized appreciation	$6,289,068
Gross unrealized depreciation	(429,733)
Net unrealized appreciation	$5,859,335

Federal income tax basis	$12,172,133

ITEM 2.  VALUATION HIERARCHY

The standard establishes a three-level valuation hierarchy for disclosure of fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets in which the Fund can participate.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset of liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, and include inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Assets

Common Stock Investments

All of the Fund’s common stock investments are classified within Level 1 of the valuation hierarchy as quoted prices are available in an active market.

The following table presents the financial instruments carried at fair value as of March 31, 2010, as identified in Item 1., Schedule of Investments and by the standard hierarchy (as described above):

Assets measure at fair value on a recurring basis as of March 31, 2010:

	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2		Significant Unobservable Inputs Level 3		Balance at March 31, 2010

Common Stock
Investments	$22,749,534	$	---	$	---	$22,749,534

ITEM 3. CONTROLS AND PROCEDURES.

(i)  As of April 1, 2010, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant).  Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(ii)  There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

99.1 Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

99.2 Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL GROWTH FUND, INC.

By:	/s/ Luke E. Sims
Luke E. Sims
President and Chief Executive Officer

Dated: April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Luke E. Sims
Luke E. Sims
President and Chief Executive Officer (Principal Executive Officer)

Dated: April 1, 2010

By:	/s/ David C. Sims
David C. Sims
Chief Financial Officer (Principal Financial Officer)

Date: April 1, 2010